Investment in joint venture - Disclosure of detailed information about cash flows of AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ (1,525)	$ 3,760
Operating activities	(6,404)	(8,748)
Investing activities	37,930	30,171
Financing activities	(520)	(665)
Impact of foreign exchange on cash and cash equivalents	36	(7)
Increase (decrease) in cash and cash equivalents during the year	31,042	20,751
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	183,065	109,785
Operating activities	152,322	120,375
Investing activities	(69,108)	(62,672)
Financing activities	(62,590)	(35,272)
Impact of foreign exchange on cash and cash equivalents	(128)	(321)
Increase (decrease) in cash and cash equivalents during the year	20,496	22,110
Cash and cash equivalents and restricted cash, beginning of year	43,758	21,648
Cash and cash equivalents and restricted cash, end of year	$ 64,254	$ 43,758